Related party transactions (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of transactions between related parties [line items]
Irrevocable contributions	$ 1
Total contributions	187	$ 170
Dividends paid	940	2,135	$ 239
Dividends received	349	271
Total other transactions	1,968
Agrofy Global [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	31	10
Avenida Inc [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	7
Manibil [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	45	38
Dividends received		19
Open Legacy [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	17
PBEL [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		8
PBS-romania [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		7
Puerto Retiro S.A. [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		2
Quality Invest S.A. [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	39	3
Ramat Hanassi [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	9	102
Dividends received	20
Secdo / Sixgill [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	34
Secured Touch [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	5
Inversiones Financieras Del Sur S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends paid	122	1
Acquisition of non-controlling interest	1,968
Agro Uranga S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	30	21
Aviareps [Member]
Disclosure of transactions between related parties [line items]
Dividends received		36
Baicom Networks S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received		1
BHSA [Member]
Disclosure of transactions between related parties [line items]
Dividends received	60
Condor Hospitality Trust Inc. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	55	22
Cyrsa S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received		7
EMCO [Member]
Disclosure of transactions between related parties [line items]
Dividends received	91	101
La Rural S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	34	9
Manaman [Member]
Disclosure of transactions between related parties [line items]
Dividends received	25	36
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	9	12
Tourism & Recreation Holdings Ltd. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	$ 25	$ 7